UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone

Treasurer
200 Berkeley Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Investors Trust

Quarterly portfolio holdings 1/31/19

Fund’s investments
As of 1-31-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 4.6% (2.9% of Total investments)				$6,756,550
(Cost $6,829,515)
U.S. Government Agency 4.6%				6,756,550
Federal National Mortgage Association
30 Yr Pass Thru	4.000	12-01-40	1,789,143	1,854,815
30 Yr Pass Thru	4.000	09-01-41	1,557,106	1,609,638
30 Yr Pass Thru	4.000	10-01-41	911,337	943,364
30 Yr Pass Thru	4.000	01-01-42	453,283	469,213
30 Yr Pass Thru	4.500	10-01-40	1,174,525	1,239,317
30 Yr Pass Thru	5.000	04-01-41	251,318	270,639
30 Yr Pass Thru	5.500	08-01-40	73,742	79,682

30 Yr Pass Thru	6.500	01-01-39	255,622	289,882
Foreign government obligations 0.8% (0.5% of Total investments)				$1,222,584
(Cost $1,320,000)
Oman 0.8%				1,222,584

Oman Sovereign Sukuk SAOC Bond (A)	4.397	06-01-24	1,320,000	1,222,584

Corporate bonds 139.4% (87.4% of Total investments)				$206,789,284
(Cost $213,637,490)
Communication services 32.4%				48,056,949
Diversified telecommunication services 6.1%
Frontier Communications Corp. (B)(C)	7.125	03-15-19	530,000	522,050
GCI LLC	6.875	04-15-25	935,000	927,988
Intelsat Connect Finance SA (A)(B)(C)	9.500	02-15-23	480,000	447,600
Intelsat Jackson Holdings SA (A)(B)(C)	8.500	10-15-24	735,000	742,350
Level 3 Financing, Inc.	5.250	03-15-26	1,365,000	1,324,460
Level 3 Financing, Inc. (B)(C)	5.625	02-01-23	825,000	829,125
Telecom Italia Capital SA (B)(C)	6.000	09-30-34	1,560,000	1,357,668
Turk Telekomunikasyon AS (A)	4.875	06-19-24	1,220,000	1,117,019
Windstream Services LLC (A)(B)(C)	6.375	08-01-23	1,159,000	556,320
Windstream Services LLC (A)	8.625	10-31-25	1,220,000	1,149,850
Entertainment 4.0%
Lions Gate Capital Holdings LLC (A)	5.875	11-01-24	1,095,000	1,075,838
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	1,200,000	1,212,000
Netflix, Inc. (B)(C)	4.875	04-15-28	1,245,000	1,182,750
Netflix, Inc. (A)(B)(C)	5.875	11-15-28	1,220,000	1,236,775
Viacom, Inc. (C)	5.850	09-01-43	1,125,000	1,156,538
Interactive media and services 0.9%
Uber Technologies, Inc. (A)(B)(C)	8.000	11-01-26	1,350,000	1,372,275
Media 14.0%
Altice Financing SA (A)(B)(C)	7.500	05-15-26	1,000,000	947,500
Altice France SA (A)(B)(C)	6.250	05-15-24	1,675,000	1,642,003
Altice Luxembourg SA (A)(B)(C)	7.750	05-15-22	755,000	732,350
Cablevision Systems Corp. (B)(C)	8.000	04-15-20	1,000,000	1,040,000
CCO Holdings LLC (A)(B)(C)	5.000	02-01-28	1,630,000	1,548,500
CCO Holdings LLC (B)(C)	5.125	02-15-23	950,000	959,500
CCO Holdings LLC (A)	5.125	05-01-27	1,245,000	1,204,538
CCO Holdings LLC (A)(B)(C)	5.750	02-15-26	1,000,000	1,017,500
Cengage Learning, Inc. (A)(B)(C)	9.500	06-15-24	1,350,000	915,057
CSC Holdings LLC (A)(B)(C)	5.500	04-15-27	1,245,000	1,216,963
CSC Holdings LLC (A)(B)(C)	7.500	04-01-28	855,000	878,513
Grupo Televisa SAB (B)(C)	4.625	01-30-26	725,000	723,925
2	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date		Par value^	Value
Communication services (continued)
Media (continued)
Grupo Televisa SAB	8.490	05-11-37	MXN	26,200,000	$1,059,436
McGraw-Hill Global Education Holdings LLC (A)(B)(C)	7.875	05-15-24		1,100,000	825,000
MDC Partners, Inc. (A)(B)(C)	6.500	05-01-24		1,955,000	1,779,637
Myriad International Holdings BV (A)(B)(C)	4.850	07-06-27		1,445,000	1,440,367
Myriad International Holdings BV (A)(B)(C)	5.500	07-21-25		915,000	951,374
National CineMedia LLC	6.000	04-15-22		1,250,000	1,259,375
Time Warner Cable LLC	4.500	09-15-42		815,000	679,710
Wireless telecommunication services 7.4%
America Movil SAB de CV	6.000	06-09-19	MXN	37,470,000	1,931,633
America Movil SAB de CV	6.450	12-05-22	MXN	10,370,000	488,775
Colombia Telecomunicaciones SA ESP (A)	5.375	09-27-22		1,000,000	1,007,760
Comunicaciones Celulares SA (A)	6.875	02-06-24		1,775,000	1,834,189
Sprint Communications, Inc. (B)(C)	6.000	11-15-22		935,000	946,865
Sprint Corp.	7.125	06-15-24		750,000	770,625
Telefonica Celular del Paraguay SA (A)	6.750	12-13-22		1,000,000	1,011,110
T-Mobile USA, Inc. (B)(C)	4.750	02-01-28		640,000	613,600
T-Mobile USA, Inc. (B)(C)	6.500	01-15-26		1,125,000	1,189,688
United States Cellular Corp.	6.700	12-15-33		1,195,000	1,230,850
Consumer discretionary 6.8%					10,104,607
Auto components 1.2%
Adient Global Holdings, Ltd. (A)(B)(C)	4.875	08-15-26		805,000	603,750
Lear Corp.	5.250	01-15-25		1,210,000	1,238,889
Automobiles 0.6%
General Motors Financial Company, Inc. (6.500% to 9-30-28, then 3 month LIBOR + 3.436%) (B)(C)(D)	6.500	09-30-28		1,000,000	885,000
Hotels, restaurants and leisure 2.0%
Eldorado Resorts, Inc. (A)(B)(C)	6.000	09-15-26		590,000	588,525
GLP Capital LP	5.375	04-15-26		815,000	832,384
MGM Resorts International (B)(C)	6.000	03-15-23		395,000	409,813
Waterford Gaming LLC (A)(E)(F)	8.625	09-15-14		377,791	0
Wyndham Destinations, Inc.	6.350	10-01-25		1,190,000	1,187,025
Household durables 0.9%
Tempur Sealy International, Inc. (B)(C)	5.500	06-15-26		625,000	596,875
William Lyon Homes, Inc.	6.000	09-01-23		720,000	657,000
Internet and direct marketing retail 1.3%
Expedia Group, Inc.	5.000	02-15-26		1,000,000	1,024,116
QVC, Inc.	5.950	03-15-43		1,000,000	890,830
Specialty retail 0.8%
Group 1 Automotive, Inc. (A)	5.250	12-15-23		1,240,000	1,190,400
Consumer staples 2.1%					3,105,711
Food and staples retailing 0.3%
Rite Aid Corp. (A)(B)(C)	6.125	04-01-23		550,000	464,063
Food products 0.7%
Post Holdings, Inc. (A)	5.500	03-01-25		540,000	537,300
Post Holdings, Inc. (A)	5.625	01-15-28		510,000	488,957
Personal products 0.6%
Revlon Consumer Products Corp.	6.250	08-01-24		1,490,000	815,775
Tobacco 0.5%
Reynolds American, Inc. (C)	6.875	05-01-20		720,000	750,546
Vector Group, Ltd. (A)	6.125	02-01-25		56,000	49,070
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	3

	Rate (%)	Maturity date		Par value^	Value
Energy 24.0%					$35,573,508
Energy equipment and services 2.0%
Archrock Partners LP	6.000	10-01-22		1,185,000	1,155,375
CSI Compressco LP	7.250	08-15-22		1,635,000	1,446,975
Diamond Offshore Drilling, Inc.	7.875	08-15-25		400,000	378,000
Oil, gas and consumable fuels 22.0%
Andeavor Logistics LP	5.250	01-15-25		870,000	880,118
Blue Racer Midstream LLC (A)(B)(C)	6.125	11-15-22		1,230,000	1,245,375
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25		995,000	1,043,506
Cheniere Corpus Christi Holdings LLC (B)(C)	7.000	06-30-24		800,000	881,840
Chesapeake Energy Corp. (B)(C)	7.500	10-01-26		1,325,000	1,265,375
Chesapeake Energy Corp. (B)(C)	8.000	06-15-27		925,000	886,576
DCP Midstream Operating LP (B)(C)	5.375	07-15-25		1,600,000	1,632,000
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (A)(B)(C)	5.850	05-21-43		1,060,000	911,600
Denbury Resources, Inc. (A)(B)(C)	7.500	02-15-24		715,000	625,625
Diamondback Energy, Inc. (A)	4.750	11-01-24		930,000	927,675
Kinder Morgan, Inc. (B)(C)	5.550	06-01-45		500,000	523,731
Laredo Petroleum, Inc. (B)(C)	6.250	03-15-23		1,195,000	1,139,731
Marathon Petroleum Corp. (B)(C)	4.750	09-15-44		1,500,000	1,389,360
Oasis Petroleum, Inc. (A)(B)(C)	6.250	05-01-26		985,000	932,056
Oasis Petroleum, Inc. (B)(C)	6.875	03-15-22		667,000	665,333
Odebrecht Offshore Drilling Finance, Ltd. (A)	6.720	12-01-22		180,602	170,218
Odebrecht Offshore Drilling Finance, Ltd. (1.000% Cash or 6.720% PIK) (A)	7.720	12-01-26		671,732	178,009
Odebrecht Oil & Gas Finance, Ltd. (A)(D)	0.000	03-04-19		100,959	1,004
Parsley Energy LLC (A)(B)(C)	5.375	01-15-25		370,000	367,225
Parsley Energy LLC (A)(B)(C)	5.625	10-15-27		590,000	584,838
PBF Holding Company LLC	7.250	06-15-25		455,000	452,725
Petrobras Global Finance BV (B)(C)	7.375	01-17-27		1,755,000	1,908,563
Petroleos Mexicanos (B)(C)	5.500	01-21-21		755,000	757,831
Petroleos Mexicanos	7.470	11-12-26	MXN	61,356,000	2,390,421
Phillips 66 Partners LP (C)	4.900	10-01-46		1,585,000	1,542,913
Sabine Pass Liquefaction LLC (C)	5.000	03-15-27		1,000,000	1,033,845
Sabine Pass Liquefaction LLC (C)	5.875	06-30-26		610,000	662,705
SM Energy Company (B)(C)	5.625	06-01-25		880,000	842,600
SM Energy Company (B)(C)	6.750	09-15-26		530,000	522,130
Sunoco Logistics Partners Operations LP (C)	3.900	07-15-26		925,000	878,729
Tallgrass Energy Partners LP (A)	5.500	09-15-24		915,000	917,288
Targa Resources Partners LP (A)	6.500	07-15-27		1,300,000	1,339,813
The Oil and Gas Holding Company BSCC (A)(B)(C)	7.500	10-25-27		1,645,000	1,696,150
Whiting Petroleum Corp. (B)(C)	5.750	03-15-21		705,000	705,000
WPX Energy, Inc. (B)(C)	5.250	09-15-24		700,000	691,250
Financials 28.0%					41,488,139
Banks 15.9%
Banco BTG Pactual SA (A)	5.750	09-28-22		2,540,000	2,472,055
Banco de Credito del Peru (A)	4.850	10-30-20	PEN	3,405,000	1,020,733
Banco Nacional de Comercio Exterior SNC (3.800% to 8-11-21, then 5 Year CMT + 3.000%) (A)	3.800	08-11-26		1,385,000	1,341,719
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (B)(C)(D)	6.100	03-17-25		1,385,000	1,455,981
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (B)(C)(D)	7.750	09-15-23		1,330,000	1,326,116
BBVA Bancomer SA (A)	6.500	03-10-21		870,000	901,320
4	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(B)(C)(D)	7.000	08-16-28	1,205,000	$1,197,469
Corp. Group Banking SA (A)	6.750	03-15-23	1,000,000	973,750
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (A)(D)	7.875	01-23-24	865,000	906,646
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(B)(C)(D)	8.125	12-23-25	2,030,000	2,198,173
Freedom Mortgage Corp. (A)	8.250	04-15-25	840,000	768,600
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year U.S. ISDAFIX + 3.606%) (C)(D)	6.500	03-23-28	2,015,000	1,964,625
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (C)(D)	6.875	06-01-21	760,000	790,400
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (B)(C)(D)	6.500	04-16-25	1,060,000	1,034,348
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (B)(C)(D)	6.750	02-01-24	1,500,000	1,616,715
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (B)(C)(D)	7.500	06-27-24	1,465,000	1,490,638
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(B)(C)(D)	7.375	09-13-21	1,470,000	1,518,510
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (B)(C)(D)	5.875	06-15-25	665,000	689,938
Capital markets 2.0%
Credit Suisse Group AG (7.250% to 9-12-25, then 5 Year U.S. Swap Rate + 4.332%) (A)(D)	7.250	09-12-25	1,500,000	1,485,000
Morgan Stanley (C)	5.750	01-25-21	1,000,000	1,050,140
The Goldman Sachs Group, Inc.	3.750	05-22-25	375,000	373,679
Consumer finance 5.0%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (D)	4.900	03-15-20	1,300,000	1,287,000
Avation Capital SA (A)	6.500	05-15-21	1,730,000	1,723,513
Enova International, Inc. (A)	8.500	09-01-24	465,000	421,988
Enova International, Inc. (A)	8.500	09-15-25	1,200,000	1,053,000
Springleaf Finance Corp. (B)(C)	6.875	03-15-25	1,650,000	1,579,875
Springleaf Finance Corp.	7.125	03-15-26	1,375,000	1,309,688
Diversified financial services 1.0%
ASP AMC Merger Sub, Inc. (A)	8.000	05-15-25	835,000	417,500
Jefferies Financial Group, Inc. (B)(C)	5.500	10-18-23	600,000	627,244
Lincoln Finance, Ltd. (A)	7.375	04-15-21	385,000	388,850
Insurance 1.1%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	1,200,000	1,213,301
Ardonagh Midco 3 PLC (A)(B)(C)	8.625	07-15-23	545,000	471,425
Mortgage real estate investment trusts 0.7%
Starwood Property Trust, Inc.	5.000	12-15-21	970,000	979,700
Thrifts and mortgage finance 2.3%
MGIC Investment Corp.	5.750	08-15-23	1,165,000	1,194,125
Quicken Loans, Inc. (A)(B)(C)	5.250	01-15-28	900,000	817,875
Quicken Loans, Inc. (A)	5.750	05-01-25	900,000	868,500
Stearns Holdings LLC (A)	9.375	08-15-20	600,000	558,000
Health care 9.0%				13,350,891
Health care providers and services 7.2%
DaVita, Inc. (B)(C)	5.125	07-15-24	1,145,000	1,128,169
Encompass Health Corp.	5.750	11-01-24	1,545,000	1,562,381
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	5

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Health care providers and services (continued)
HCA, Inc. (B)(C)	5.250	04-15-25	1,000,000	$1,056,250
HCA, Inc. (B)(C)	5.500	06-15-47	1,760,000	1,833,568
MEDNAX, Inc. (A)(B)(C)	5.250	12-01-23	1,475,000	1,480,531
Select Medical Corp.	6.375	06-01-21	1,500,000	1,507,500
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	1,240,000	1,005,194
Tenet Healthcare Corp. (B)(C)	6.750	06-15-23	1,110,000	1,090,575
Pharmaceuticals 1.8%
Endo Finance LLC (A)	5.375	01-15-23	932,000	760,745
Mallinckrodt International Finance SA (A)(B)(C)	5.500	04-15-25	865,000	670,375
Teva Pharmaceutical Finance Netherlands III BV (B)(C)	6.000	04-15-24	520,000	527,989
Teva Pharmaceutical Finance Netherlands III BV (B)(C)	6.750	03-01-28	700,000	727,614
Industrials 8.3%				12,397,984
Aerospace and defense 0.8%
TransDigm, Inc. (A)	6.250	03-15-26	1,185,000	1,202,775
Air freight and logistics 1.4%
Mexico City Airport Trust (A)	5.500	10-31-46	2,295,000	2,048,288
Airlines 0.9%
Virgin Australia Holdings, Ltd. (A)	8.500	11-15-19	1,250,000	1,268,750
Building products 0.8%
Standard Industries, Inc. (A)	5.375	11-15-24	1,220,000	1,213,900
Commercial services and supplies 1.3%
Cimpress NV (A)	7.000	06-15-26	1,300,000	1,261,000
Tervita Escrow Corp. (A)	7.625	12-01-21	655,000	643,538
Construction and engineering 0.9%
AECOM	5.125	03-15-27	850,000	799,000
HC2 Holdings, Inc. (A)	11.500	12-01-21	615,000	584,250
Industrial conglomerates 0.7%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR + 3.330%) (B)(C)(D)	5.000	01-21-21	1,250,000	1,100,000
Machinery 0.5%
Stevens Holding Company, Inc. (A)(B)(C)	6.125	10-01-26	775,000	783,045
Trading companies and distributors 1.0%
United Rentals North America, Inc. (B)(C)	5.500	07-15-25	1,475,000	1,493,438
Information technology 8.5%				12,589,556
Electronic equipment, instruments and components 0.8%
TTM Technologies, Inc. (A)	5.625	10-01-25	1,200,000	1,119,000
IT services 1.3%
Sixsigma Networks Mexico SA de CV (A)	7.500	05-02-25	725,000	690,563
Travelport Corporate Finance PLC (A)	6.000	03-15-26	1,250,000	1,284,375
Semiconductors and semiconductor equipment 1.3%
Advanced Micro Devices, Inc. (B)(C)	7.000	07-01-24	1,110,000	1,161,060
NXP BV (A)(B)(C)	4.625	06-01-23	705,000	718,219
Software 1.5%
CDK Global, Inc. (B)(C)	5.875	06-15-26	450,000	459,563
j2 Cloud Services LLC (A)	6.000	07-15-25	848,000	850,120
RP Crown Parent LLC (A)	7.375	10-15-24	930,000	946,275
Technology hardware, storage and peripherals 3.6%
Dell International LLC (A)(B)(C)	6.020	06-15-26	1,450,000	1,515,352
Dell International LLC (A)(C)	8.350	07-15-46	600,000	710,981
6	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals (continued)
Seagate HDD Cayman (B)(C)	4.750	06-01-23	715,000	$707,840
Seagate HDD Cayman (B)(C)	4.875	06-01-27	1,090,000	989,563
Seagate HDD Cayman	5.750	12-01-34	1,700,000	1,436,645
Materials 11.9%				17,603,831
Chemicals 4.5%
Ashland LLC	6.875	05-15-43	845,000	845,000
Braskem Finance, Ltd. (B)(C)	6.450	02-03-24	700,000	756,700
Braskem Netherlands Finance BV (A)	3.500	01-10-23	1,105,000	1,069,861
Braskem Netherlands Finance BV (A)(B)(C)	4.500	01-10-28	490,000	477,138
Mexichem SAB de CV (A)	5.500	01-15-48	1,200,000	1,080,000
Platform Specialty Products Corp. (A)	6.500	02-01-22	1,115,000	1,130,331
The Chemours Company (B)(C)	6.625	05-15-23	1,240,000	1,281,850
Containers and packaging 1.1%
ARD Finance SA (7.125% Cash or 7.875% PIK)	7.125	09-15-23	500,000	482,500
Ardagh Packaging Finance PLC (A)(B)(C)	6.000	02-15-25	1,185,000	1,152,413
Metals and mining 5.8%
AngloGold Ashanti Holdings PLC	5.375	04-15-20	675,000	684,214
Corp. Nacional del Cobre de Chile (A)	4.250	07-17-42	310,000	294,082
Corp. Nacional del Cobre de Chile (A)	4.875	11-04-44	2,345,000	2,424,183
First Quantum Minerals, Ltd. (A)(B)(C)	7.250	05-15-22	875,000	861,875
First Quantum Minerals, Ltd. (A)(B)(C)	7.500	04-01-25	600,000	562,500
Freeport-McMoRan, Inc. (B)(C)	6.875	02-15-23	840,000	879,900
MMC Norilsk Nickel OJSC (A)	5.550	10-28-20	750,000	765,890
Teck Resources, Ltd.	6.250	07-15-41	830,000	863,200
Vale Overseas, Ltd. (B)(C)	6.250	08-10-26	1,165,000	1,248,006
Paper and forest products 0.5%
Norbord, Inc. (A)	6.250	04-15-23	735,000	744,188
Real estate 0.9%				1,338,700
Equity real estate investment trusts 0.5%
Iron Mountain, Inc. (A)	5.250	03-15-28	815,000	757,950
Real estate management and development 0.4%
Williams Scotsman International, Inc. (A)	7.875	12-15-22	575,000	580,750
Utilities 7.5%				11,179,408
Electric utilities 5.1%
ABY Transmision Sur SA (A)	6.875	04-30-43	2,004,828	2,225,359
Empresa Electrica Angamos SA (A)	4.875	05-25-29	913,000	898,661
Instituto Costarricense de Electricidad (A)	6.375	05-15-43	1,595,000	1,170,331
Israel Electric Corp., Ltd. (A)(C)	4.250	08-14-28	2,320,000	2,300,825
Vistra Operations Company LLC (A)(B)(C)	5.500	09-01-26	900,000	912,375
Gas utilities 1.2%
AmeriGas Partners LP (B)(C)	5.625	05-20-24	900,000	888,750
AmeriGas Partners LP	5.750	05-20-27	1,000,000	955,000
Independent power and renewable electricity producers 1.2%
Clearway Energy Operating LLC (B)(C)	5.375	08-15-24	1,290,000	1,196,475

NRG Energy, Inc. (B)(C)	6.625	01-15-27	600,000	631,632
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	7

	Rate (%)	Maturity date		Par value^	Value

Convertible bonds 1.2% (0.8% of Total investments)					$1,798,326
(Cost $2,049,041)
Communication services 0.9%					1,278,668
Entertainment 0.4%
DHX Media, Ltd. (A)	5.875	09-30-24	CAD	999,000	577,830
Media 0.5%
DISH Network Corp.	3.375	08-15-26		825,000	700,838
Information technology 0.3%					519,658
Semiconductors and semiconductor equipment 0.3%

Novellus Systems, Inc.	2.625	05-15-41		100,000	519,658
Capital preferred securities (G) 0.8% (0.5% of Total investments)					$1,260,679
(Cost $1,372,627)
Financials 0.8%					1,260,679
Banks 0.5%
Wachovia Capital Trust III (Greater of 3 month LIBOR + 0.930% or 5.570%) (D)(H)	5.570	03-04-19		750,000	725,179
Diversified financial services 0.3%

ILFC E-Capital Trust II (Highest of 3 month LIBOR/10 Year CMT/30 Year CMT + 1.800%) (A)(H)	4.800	12-21-65		700,000	535,500
Term loans (I) 4.1% (2.6% of Total investments)					$6,021,252
(Cost $6,310,376)
Communication services 0.6%					842,987
Interactive media and services 0.6%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.750	10-19-23		859,533	842,987
Consumer discretionary 1.2%					1,803,467
Auto components 1.2%
American Tire Distributors, Inc., 2015 Term Loan (E)	0.000	09-02-24		1,804,134	1,599,816
American Tire Distributors, Inc., FILO DIP Term Loan (3 month LIBOR + 8.750%)	11.529	10-05-19		211,586	203,651
Financials 0.8%					1,199,225
Diversified financial services 0.8%
Refinitiv US Holdings, Inc., 2018 USD Term Loan (1 month LIBOR + 3.750%)	6.249	10-01-25		1,250,000	1,199,225
Industrials 0.6%					896,625
Airlines 0.0%
Global Aviation Holdings, Inc., PIK, 2nd Lien Term Loan (E)(F)	0.000	07-13-19		51,038	0
Global Aviation Holdings, Inc., PIK, 3rd Lien Term Loan (E)(F)	0.000	03-13-19		514,063	0
Commercial services and supplies 0.6%
Quad/Graphics, Inc., 2018 Term Loan B (J)	TBD	12-18-25		900,000	896,625
Real estate 0.9%					1,278,948
Equity real estate investment trusts 0.9%

iStar, Inc., 2016 Term Loan B (1 month LIBOR + 2.750%)	5.258	06-28-23		1,293,500	1,278,948
Collateralized mortgage obligations 1.0% (0.6% of Total investments)					$1,495,422
(Cost $1,115,956)
Commercial and residential 0.9%					1,325,922
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47		3,420,100	58,314
Series 2007-4, Class ES IO	0.350	07-19-47		3,547,113	59,173
8	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Series 2007-6, Class ES IO (A)	0.353	08-19-37	3,026,101	$37,833
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	1.248	10-25-36	4,830,842	197,823
Series 2005-AR18, Class 2X IO	0.839	10-25-36	4,340,966	57,089
MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	926,500	915,690
U.S. Government Agency 0.1%				169,500
Federal Home Loan Mortgage Corp.
Series K017, Class X1 IO	1.303	12-25-21	3,242,484	99,653
Series K709, Class X1 IO	1.492	03-25-19	1,471,799	486
Series K710, Class X1 IO	1.734	05-25-19	2,313,450	3,735

Government National Mortgage Association Series 2012-114, Class IO	0.765	01-16-53	1,300,018	65,626
Asset backed securities 0.6% (0.4% of Total investments)				$944,945
(Cost $921,395)
Asset backed securities 0.6%				944,945
Coinstar Funding LLC Series 2017-1A, Class A2 (A)	5.216	04-25-47	147,375	148,905
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	18,967	11,778
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	754,650	784,262

	Shares	Value
Common stocks 0.3% (0.2% of Total investments)		$400,666
(Cost $1,161,993)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (F)(K)	34,014	0
Consumer discretionary 0.0%		40,490
Consumer services 0.0%
ATD New Holdings, Inc. (F)(K)	2,442	40,490
Health care 0.3%		358,654
Pharmaceuticals 0.3%
Allergan PLC	2,491	358,654
Industrials 0.0%		0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (F)(K)	82,159	0
Information technology 0.0%		1,522
Software 0.0%

Avaya Holdings Corp. (B)(C)(K)	90	1,522
Preferred securities (L) 1.9% (1.2% of Total investments)		$2,873,912
(Cost $3,056,342)
Energy 0.1%		187,541
Energy equipment and services 0.1%
Nabors Industries, Ltd., 6.000%	7,950	187,541
Financials 0.7%		1,094,270
Banks 0.7%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.401% (H)	41,910	1,094,270
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	9

	Shares	Value
Utilities 1.1%		$1,592,101
Multi-utilities 1.1%
Dominion Energy, Inc., 6.750%	19,820	952,351
DTE Energy Company, 6.500%	11,745	639,750
Warrants 0.0% (0.0% of Total investments)		$35,683
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (K)	20,390	35,683

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 4.6% (2.9% of Total investments)				$6,875,000
(Cost $6,875,000)
U.S. Government Agency 3.9%				5,830,000
Federal Home Loan Bank Discount Note	2.260	02-01-19	5,830,000	5,830,000

	Par value^	Value
Repurchase agreement 0.7%		1,045,000

Repurchase Agreement with State Street Corp. dated 1-31-19 at 1.300% to be repurchased at $1,045,038 on 2-1-19, collateralized by $1,060,000 U.S. Treasury Notes, 2.750% due 7-31-23 (valued at $1,070,931, including interest)	1,045,000	1,045,000

Total investments (Cost $244,649,735) 159.3%	$236,474,303
Other assets and liabilities, net (59.3%)	(88,067,417)
Total net assets 100.0%	$148,406,886

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $107,632,861 or 72.5% of the fund's net assets as of 1-31-19.
(B)	All or a portion of this security is on loan as of 1-31-19, and is a component of the fund's leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 1-31-19 was $88,078,958. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $74,170,624.
(D)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(E)	Non-income producing - Issuer is in default.
(F)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(I)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(J)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which is disclosed as TBD (To Be Determined).
(K)	Non-income producing security.
(L)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of total investments on 1-31-19:
10	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

United States	64.9%
Mexico	5.3%
Netherlands	3.5%
France	3.2%
United Kingdom	3.1%
Brazil	2.9%
Luxembourg	2.4%
Chile	1.9%
Canada	1.8%
Peru	1.4%
Other countries	9.6%
TOTAL	100.0%
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INVESTORS TRUST	11

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	40,000	USD	29,811	Royal Bank of Canada	3/20/2019	$666	—
MXN	11,330,000	USD	557,498	Goldman Sachs Bank USA	3/20/2019	31,136	—
USD	622,377	CAD	821,000	JPMorgan Chase Bank N.A.	3/20/2019	—	$(3,154)
USD	15,239	CAD	20,000	Royal Bank of Canada	3/20/2019	1	—
USD	15,064	CAD	20,000	State Street Bank and Trust Company	3/20/2019	—	(174)
USD	5,827,778	MXN	122,224,056	Citibank N.A.	3/20/2019	—	(522,191)
USD	1,005,760	PEN	3,405,000	State Street Bank and Trust Company	10/30/2019	—	(8,555)
						$31,803	$(534,074)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
USD	U.S. Dollar
OTC is an abbreviation for over-the-counter. See Notes to Fund's investments regarding investment transactions and other derivatives information.
12	JOHN HANCOCK INVESTORS TRUST | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the fund's Pricing Committee, following procedures established by the Board of Trustees. The fund uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of January 31, 2019, by major security category or type:

	Total value at 1-31-19	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$6,756,550	—	$6,756,550	—
Foreign government obligations	1,222,584	—	1,222,584	—
Corporate bonds	206,789,284	—	206,789,284	—
Convertible bonds	1,798,326	—	1,798,326	—
Capital preferred securities	1,260,679	—	1,260,679	—
Term loans	6,021,252	—	6,021,252	—
Collateralized mortgage obligations	1,495,422	—	1,495,422	—
Asset backed securities	944,945	—	944,945	—
Common stocks	400,666	$360,176	—	$40,490
Preferred securities	2,873,912	2,873,912	—	—
Warrants	35,683	—	35,683	—
Short-term investments	6,875,000	—	6,875,000	—
Total investments in securities	$236,474,303	$3,234,088	$233,199,725	$40,490
Derivatives:
Assets
Forward foreign currency contracts	$31,803	—	$31,803	—
Liabilities
Forward foreign currency contracts	(534,074)	—	(534,074)	—

       13

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Term loans (Floating rate loans). The fund may invest in term loans, which are debt securities and are often rated below investment grade at the time of purchase. Term loans are generally subject to legal or contractual restrictions on resale and generally have longer settlement periods than conventional debt securities. Term loans involve special types of risk, including credit risk, interest-rate risk, counterparty risk and risk associated with extended settlement. The liquidity of term loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual loans. During periods of infrequent trading, valuing a term loan can be more difficult and buying and selling a term loan at an acceptable price can be more difficult and delayed, which could result in a loss.

The fund's ability to receive payments of principal, interest and other amounts in connection with term loans will depend primarily on the financial condition of the borrower. The fund's failure to receive scheduled payments on a term loan due to a default, bankruptcy or other reason would adversely affect the fund's income and would likely reduce the value of its assets. Transactions in loan investments typically take a significant amount of time (i.e., seven days or longer) to settle. This could pose a liquidity risk to the fund and, if the fund's exposure to such investments is substantial, could impair the fund's ability to meet redemptions. Because term loans may not be rated by independent credit rating agencies, a decision to invest in a particular loan could depend exclusively on the subadvisor's credit analysis of the borrower and/or term loan agents. There is greater risk that the fund may have limited rights to enforce the terms of an underlying loan than for other types of debt instruments.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objective. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Forward foreign currency contracts. A forward foreign currency contract is an agreement between two parties to buy and sell specific currencies at a price that is set on the date of the contract. The forward contract calls for delivery of the currencies on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral if applicable, and the risk that currency movements will not favor the fund thereby reducing the fund's total return.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by the fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency or settlement with the counterparty.

During the period ended January 31, 2019, the fund used forward foreign currency contracts to manage currency exposure.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       14

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P5Q1	01/19
This report is for the information of the shareholders of John Hancock Investors Trust.		3/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.
Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	March 20, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	March 20, 2019